Offerings	Oct. 09, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 2,919,326
Fee Rate	0.01531%
Amount of Registration Fee	$ 446.95
Offering Note
(1)
Aggregate number of securities to which transaction applies: As of the close of business on September 30, 2024, the maximum number of securities of the Company to which this transaction applies is estimated to be 267,603,711, an increase in the estimated maximum number of securities of the Company to which this transaction applies of an additional 72,562 securities from the June 30, 2024 estimate, which consists of:

(2)
In accordance with Rule
0-11
under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the proposed maximum aggregate value of the transaction estimated solely for the purposes of calculating the filing fee was calculated, as of September 30, 2024, based on the sum of:

(3)	In accordance with Section 14(g) of the Exchange Act and Rule 0-11 under the Exchange Act, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00015310.

(5)
Endeavor Group Holdings, Inc. previously paid $1,070,092.69 upon the filing of its preliminary information statement on Schedule 14C on August 5, 2024, in connection with the transaction reported hereby.

Offering: 2
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 7,249,950,502
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,070,092.69